Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

36.	Related Party Transactions

The Company considers transactions with its majority shareholder (KDIC), directors, employees and trust accounts to be related party transactions. A number of banking transactions are entered into with related parties in the normal course of business. These include loans, deposits and debt securities. These transactions are carried out on commercial terms and conditions and at market rates.

Loans to related parties

The table below summarizes the changes in the amount of loans to KDIC, trust accounts, directors and executive officers, and employees.

	Korean Won (in millions)
	2008			2009			2010
	KDIC	Directors	Employees	KDIC	Directors	Employees	KDIC	Directors	Employees

Loan as of January 1,	25,600	69	220,862	25,600	29	254,935	—	97	238,505
New loans	—	—	124,354	—	101	126,103	—	189	137,146
Repayments	—	(40)	(90,281)	(25,600)	(33)	(142,533)	—	(23)	(136,278)

Loan as of December 31,	25,600	29	254,935	—	97	238,505	—	263	239,373

Other balances as of December 31, 2008, 2009 and 2010 and the related expense and income for the years then ended for related party transactions were as follows:

	Korean Won (in millions)
	2008				2009				2010
	KDIC	Trust(1)	Directors	Employees	KDIC	Trust(1)	Directors	Employees	KDIC	Trust(1)	Directors	Employees

Debt securities	540,161	—	—	—	401,121	—	—	—	856,501	—	—	—
Other assets	—	12,894	—	—	—	5,320	—	—	—	7,067	—	—
Other borrowed funds	—	4,130,672	—	—	—	2,603,490	—	—	—	1,848,768	—	—
Fees and commissions income	—	33,835	—	—	—	22,397	—	—	—	33,501	—	—
Interest income on loans	1,593	—	1	12,984	852	—	1	11,439	—	—	5	11,769
Interest income on securities	23,184	—	—	—	23,930	—	—	—	23,290	—	—	—
Interest expense on other borrowed funds	—	252,124	—	—	—	103,712	—	—	—	65,563	—	—
Trading revenue, net	1,153	—	—	—	(283)	—	—	—	674	—	—	—
Investment securities gain, net	196	—	—	—	63	—	—	—	206	—	—	—

(1)	Trust accounts are explained in Note 39.